Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 31,978	$ 24,079
Allowances for doubtful accounts and billing adjustments	1,328	728
Deferred revenue	31,240	20,111
Other, net	49,192	50,960
Total deferred income tax assets	113,738	95,878
Less valuation allowance for deferred income tax assets	(18,963)	(14,691)
Net deferred income tax assets	94,775	81,187
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(53,527)	(45,727)
Computer software development costs	(67,703)	(55,074)
Purchase accounting adjustments	(136,701)	(168,689)
Foreign currency translation	(7,642)	(10,291)
Other, net	(18,830)	(12,003)
Total deferred income tax liabilities	(284,403)	(291,784)
Net deferred income tax liabilities	(189,628)	(210,597)
Total net deferred tax assets (liabilities):
Current	15,190	14,158
Noncurrent	(204,818)	(224,755)
Net deferred income tax liabilities	$ (189,628)	$ (210,597)